UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04989
Voyageur Mutual Funds II
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Tax-Free Colorado Fund
(formerly, Macquarie Tax-Free Colorado Fund)
Class A : VCTFX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free Colorado Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$43	0.83%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.82% if litigation expenses were not included.
Fund statistics (as of February 28, 2026)
Fund net assets	$251,768,388
Total number of portfolio holdings*	157
Total advisory fees paid (during reporting period)	$482,628
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation
Healthcare Revenue Bonds	20.90%
Special Tax Revenue Bonds	17.63%
Local General Obligation Bonds	11.82%
Education Revenue Bonds	11.18%
Water & Sewer Revenue Bonds	8.24%
Transportation Revenue Bonds	7.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.52%
Electric Revenue Bonds	6.23%
Lease Revenue Bonds	3.70%
Housing Revenue Bonds	1.72%

State and territory allocation
Colorado	82.00%
Puerto Rico	14.20%
Guam	1.04%
US Virgin Islands	0.19%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5345348)
TSSR-VCTFX-0426

Nomura Tax-Free Colorado Fund
(formerly, Macquarie Tax-Free Colorado Fund)
Class C : DVCTX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free Colorado Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$81	1.58%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.57% if litigation expenses were not included.
Fund statistics (as of February 28, 2026)
Fund net assets	$251,768,388
Total number of portfolio holdings*	157
Total advisory fees paid (during reporting period)	$482,628
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation
Healthcare Revenue Bonds	20.90%
Special Tax Revenue Bonds	17.63%
Local General Obligation Bonds	11.82%
Education Revenue Bonds	11.18%
Water & Sewer Revenue Bonds	8.24%
Transportation Revenue Bonds	7.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.52%
Electric Revenue Bonds	6.23%
Lease Revenue Bonds	3.70%
Housing Revenue Bonds	1.72%

State and territory allocation
Colorado	82.00%
Puerto Rico	14.20%
Guam	1.04%
US Virgin Islands	0.19%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5345348)
TSSR-DVCTX-0426

Nomura Tax-Free Colorado Fund
(formerly, Macquarie Tax-Free Colorado Fund)
Institutional Class : DCOIX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free Colorado Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$30	0.58%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.57% if litigation expenses were not included.
Fund statistics (as of February 28, 2026)
Fund net assets	$251,768,388
Total number of portfolio holdings*	157
Total advisory fees paid (during reporting period)	$482,628
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation
Healthcare Revenue Bonds	20.90%
Special Tax Revenue Bonds	17.63%
Local General Obligation Bonds	11.82%
Education Revenue Bonds	11.18%
Water & Sewer Revenue Bonds	8.24%
Transportation Revenue Bonds	7.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.52%
Electric Revenue Bonds	6.23%
Lease Revenue Bonds	3.70%
Housing Revenue Bonds	1.72%

State and territory allocation
Colorado	82.00%
Puerto Rico	14.20%
Guam	1.04%
US Virgin Islands	0.19%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5345348)
TSSR-DCOIX-0426

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Nomura Tax-Free California Fund
(formerly, Macquarie Tax-Free California Fund)
Nomura Tax-Free Colorado Fund
(formerly, Macquarie Tax-Free Colorado Fund)
Nomura Tax-Free Idaho Fund
(formerly, Macquarie Tax-Free Idaho Fund)
Nomura Tax-Free New York Fund
(formerly, Macquarie Tax-Free New York Fund)
Nomura Tax-Free Pennsylvania Fund
(formerly, Macquarie Tax-Free Pennsylvania Fund)
Financial statements and other information
For the six months ended February 28, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Nomura Tax-Free California Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.37%
Education Revenue Bonds — 22.81%
Anaheim, California Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System Improvements) Series A 5.50% 10/1/55	1,000,000	$ 1,057,530
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	1,038,645
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	2,045,000	2,417,578
Series V-1 5.00% 5/1/49	3,500,000	4,066,545
Series V-2 2.25% 4/1/51	830,000	544,414
Series V-2 5.00% 4/1/51	500,000	576,935

(University of Southern California) Series A 5.00% 10/1/55	2,675,000	2,842,642
California Enterprise Development Authority Revenue
(Curtis School Foundation Project) 4.00% 6/1/53	1,000,000	928,930
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,395,000	1,357,042
(Real Journey Academies – Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	968,380
California Infrastructure & Economic Development Bank Revenue
144A 5.25% 7/1/64 #	1,000,000	944,860
(UCSF Clinical and Life Science) 5.25% 5/15/59	3,000,000	3,238,050
California Municipal Finance Authority Revenue
(Ascent 613 Project) Series A 144A 5.50% 1/1/60 #	1,000,000	1,006,830
(California Baptist University)
Series A 144A 5.375% 11/1/45 #	775,000	804,830
Series A 144A 5.625% 11/1/54 #	500,000	513,440

(CHF - Davis I, LLC - West Village Student Housing Project) 4.00% 5/15/48 (BAM)	300,000	280,410
(Emerson College) Series B 5.00% 1/1/33	1,040,000	1,070,909
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	788,842

Schedules of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	$ 649,645
Series A 144A 5.00% 7/1/49 #	300,000	285,885

(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	475,690
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	1,737,747
California School Finance Authority Revenue
Series A 144A 6.00% 6/1/63 #	500,000	498,425
(Aspire Public Schools - Obligated Group)
144A 5.00% 8/1/41 #	225,000	225,068
Series A 144A 5.00% 8/1/45 #	715,000	714,993

(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	1,000,740
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	245,283
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	898,450
(Escuela Popular Project) 144A 6.50% 7/1/50 #	345,000	347,277
(Fortune School of Education Obligated Group) Series A 144A 5.125% 6/1/64 #	1,500,000	1,357,485
(Granada Hills Charter School Obligated Group)
144A 5.00% 7/1/49 #	1,250,000	1,226,475
Series A 144A 5.00% 7/1/64 #	1,800,000	1,720,062
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,000,870
Series A 144A 5.00% 8/1/48 #	1,050,000	1,052,163
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	501,415
Series A 144A 5.25% 7/1/51 #	840,000	839,866

(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	710,367
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	775,387
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	470,000	470,268
(Integrity Charter School Project) 144A 5.60% 7/1/64 #	1,500,000	1,433,880

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue

(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	$ 942,240
(Magnolia Public Schools-Obligated Group) Series A 144A 5.00% 7/1/55 #	2,700,000	2,663,712
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	527,585
144A 5.50% 8/1/47 #	525,000	534,691
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	283,847
Series A 144A 5.125% 6/1/53 #	800,000	785,336
Series A 144A 5.375% 5/1/63 #	1,000,000	1,000,560

(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	500,000	482,035
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	5,009,046
Series A 5.25% 11/1/50	1,000,000	1,105,600
Series A 5.25% 11/1/56	2,000,000	2,181,800
Regents of the University of California General Revenue
Series BS 5.00% 5/15/44	2,000,000	2,213,780
Series CC 5.00% 5/15/47	2,500,000	2,713,625
Series CC 5.00% 5/15/53	2,000,000	2,133,280
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	762,720
		65,954,110
Electric Revenue Bonds — 5.40%
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	3,500,000	3,682,000
Series D 5.00% 7/1/47	1,070,000	1,144,654
Series D 5.00% 7/1/52	2,000,000	2,098,800
(Power System)
Series C 5.00% 7/1/44	2,300,000	2,498,375
Series D 5.00% 7/1/26	1,000,000	1,006,800
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	233,625
Series A 5.05% 7/1/42 ‡	70,000	46,725
Series A 6.75% 7/1/36 ‡	185,000	123,487
Series AAA 5.25% 7/1/26 ‡	40,000	26,700
Series CCC 5.25% 7/1/27 ‡	325,000	216,937

Schedules of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/32 ‡	340,000	$ 226,950
Series TT 5.00% 7/1/37 ‡	1,165,000	777,637
Series WW 5.00% 7/1/28 ‡	470,000	313,725
Series WW 5.25% 7/1/33 ‡	335,000	223,612
Series WW 5.50% 7/1/38 ‡	730,000	487,275
Series XX 4.75% 7/1/26 ‡	45,000	30,038
Series XX 5.25% 7/1/40 ‡	230,000	153,525
Series XX 5.75% 7/1/36 ‡	150,000	100,125
Series ZZ 4.75% 7/1/27 ‡	35,000	23,363
Series ZZ 5.25% 7/1/26 ‡	55,000	36,713
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project)
Series 1 5.00% 7/1/53	1,000,000	1,048,440
Series 1 5.25% 7/1/45 (BAM)	1,000,000	1,114,870
		15,614,376
Healthcare Revenue Bonds — 12.44%
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	2,900,000	2,185,353
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,475,055
(CommonSpirit Health)
Series A 4.00% 4/1/45	2,280,000	2,194,979
Series A 4.00% 4/1/49	5,550,000	5,160,445
Series A 5.25% 12/1/49	610,000	652,157
(Episcopal Communities & Services)
Series B 5.25% 11/15/53	1,400,000	1,439,914
Series B 5.25% 11/15/58	1,000,000	1,024,700

(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	2,500,000	2,818,575
California Infrastructure & Economic Development Bank Revenue
(Adventist Health Energy Projects) Series A 5.25% 7/1/54	3,850,000	3,926,269
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	950,000	953,667
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	563,467

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	$ 636,330
Series A 4.00% 11/15/56	1,075,000	896,754

(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	500,165
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AG)	500,000	510,110
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	500,000	475,245
Series A 144A 5.00% 11/15/56 #	1,640,000	1,469,850
California Statewide Communities Development Authority Revenue
(Emanate Health) Series A 4.00% 4/1/45	500,000	475,090
(Enloe Medical Center) Series A 5.25% 8/15/52 (AG)	2,000,000	2,050,560
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	872,110
(John Muir Health) Series A 5.25% 12/1/54	3,265,000	3,495,052
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	463,735
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	479,149
5.00% 7/1/32	900,000	976,041
Washington Township, California Health Care District Revenue
Series A 3.75% 7/1/31	255,000	255,778
		35,950,550
Housing Revenue Bonds — 2.89%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,151,685
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	2,010,000	1,423,763

Schedules of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Witmer Manor) Series A 4.875% 11/1/43 (FNMA)	1,000,000	$ 1,066,950
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,790
Series A 5.25% 5/15/49	850,000	850,425
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	250,413
New Hampshire Business Finance Authority Revenue
(Social Certificates) Series 4 4.105% 7/20/39 •	1,979,663	1,978,060
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	625,000	626,637
		8,348,723
Industrial Development Revenue/Pollution ControlRevenue Bonds — 12.46%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
5.00% 5/1/54 •	2,500,000	2,727,225
Series A-1 5.00% 12/1/53 •	1,500,000	1,596,540
Series A-1 5.00% 4/1/56 •	2,500,000	2,776,675
Series B 5.00% 3/1/56 •	3,000,000	3,335,400
Series C 5.25% 1/1/54 •	3,000,000	3,225,660
Series D 5.50% 5/1/54 •	2,000,000	2,131,320
Series G 5.00% 11/1/55 •	2,000,000	2,109,380

(Green Bonds) Series E 5.00% 2/1/55 •	2,500,000	2,736,325
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	80,220
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	2,625,000	1,417,500

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	$ 2,386,374
Series C 7.00% 11/1/34	300,000	372,792
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	3,375
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	941,213
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	2,314,280
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 5.267% 6/1/66 ^	14,175,000	1,517,150
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	8,500,000	547,910
Series F 144A 1.437% 6/1/57 #, ^	30,440,000	1,572,835
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	201,345
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	334,232
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	2,887,962
(Capital Appreciation - Third Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	793,820
		36,009,533
Lease Revenue Bonds — 3.76%
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AG)	1,525,000	1,506,578
(May Lee State Office Complex) Series A 5.00% 4/1/49	2,500,000	2,678,425
(Various Capital Projects)
Series A 5.00% 4/1/50	1,500,000	1,607,835

Schedules of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California State Public Works Board Revenue
(Various Capital Projects)
Series C 5.00% 11/1/50	2,270,000	$ 2,441,726
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	1,000,000	991,720
Los Angeles, California Municipal Improvement Revenue
(Los Angeles Convention Center) Series A 5.50% 5/1/55	1,500,000	1,655,325
		10,881,609
Local General Obligation Bonds — 2.59%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AG)	1,500,000	1,612,785
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AG) ^	2,025,000	876,683
Moreno Valley County, California Unified School District
Series A 5.00% 8/1/50 (BAM)	2,000,000	2,128,780
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	923,420
San Diego County, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds)
Series A-3 4.00% 7/1/53	1,000,000	967,370
Series G-3 4.00% 7/1/53	1,000,000	967,370
		7,476,408
Pre-Refunded Bonds — 0.16%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	55,000	59,514
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	160,000	168,381
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49-29 (AMT) §	20,000	20,528
Series E 4.00% 5/1/50-29 (AMT) §	215,000	220,678
		469,101

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 9.87%
Commonwealth of Puerto Rico Revenue
3.197% 11/1/43 •	4,120,620	$ 2,817,474
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	4,971,803	4,888,759
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area) Series A 4.125% 9/1/42	200,000	197,052
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	537,250
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.674% 7/1/51 ^	2,673,000	703,266
Series A-1 4.75% 7/1/53	3,727,000	3,634,272
Series A-1 5.00% 7/1/58	5,995,000	5,884,212
Series A-1 5.739% 7/1/46 ^	23,029,000	8,283,762
Series A-2 4.329% 7/1/40	1,595,000	1,598,286
		28,544,333
State General Obligation Bonds — 8.76%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,257,743	1,220,728
Series A-1 4.00% 7/1/46	3,154,636	2,848,131
State of California
(Various Purpose)
3.00% 3/1/46	2,250,000	1,864,688
3.00% 12/1/46	1,000,000	825,550
4.125% 3/1/45	1,000,000	1,024,020
5.00% 9/1/39	2,350,000	2,720,712
5.00% 11/1/52	2,500,000	2,681,500
5.00% 3/1/55	3,000,000	3,215,850
5.25% 8/1/44	2,500,000	2,845,800
5.25% 8/1/55	3,250,000	3,561,090
5.50% 8/1/49	2,250,000	2,518,200
		25,326,269
Transportation Revenue Bonds — 13.11%
California Municipal Finance Authority Revenue
(LINXS APM Project) Series A 4.00% 12/31/47 (AMT)	1,750,000	1,575,875

Schedules of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	$ 1,727,588
Series D 5.25% 5/15/51	2,000,000	2,181,080
Series E 5.25% 5/15/55	2,500,000	2,712,750
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,843,560
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,412,640

(Sustainable Bonds) Series A 5.50% 5/15/55 (AMT)	3,000,000	3,226,560
County of Sacramento, California Airport System Revenue
5.25% 7/1/54	1,285,000	1,377,546
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-1 3.95% 1/15/53	720,000	660,521
Subseries B-2 3.50% 1/15/53 (AG)	500,000	427,240
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	982,220
Series A 4.00% 1/15/46 (BAM)	1,000,000	995,650
Riverside County, California Transportation Commission Revenue
(RCTC 91 Express Lanes) Series B-1 3.00% 6/1/49	2,735,000	2,085,164
San Diego County, California Regional Airport Authority Revenue
Series B 5.00% 7/1/37 (AMT)	1,000,000	1,022,250
(Private Activity)
Series B 5.00% 7/1/46 (AMT)	1,500,000	1,547,880
Series B 5.50% 7/1/55 (AMT)	2,575,000	2,771,653
Subordinate Series B 4.00% 7/1/56 (AMT)	1,000,000	893,260
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49 (AMT)	1,755,000	1,629,746
Series A 5.25% 5/1/44 (AMT)	1,500,000	1,642,590
Series A 5.25% 5/1/55 (AMT)	2,440,000	2,574,468
Series D 5.50% 5/1/55 (AMT)	3,500,000	3,768,870
Series E 4.00% 5/1/50 (AMT)	910,000	837,582
		37,896,693

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 3.12%
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	1,400,000	$ 1,429,008
California State Department of Water Resources Revenue
(Central Valley Project) Series A 5.00% 12/1/56	1,000,000	1,074,100
City of San Francisco, California Public Utilities Commission Water Revenue
(Hetch Hetchy Water) Series E 5.25% 11/1/55	3,500,000	3,815,875
Guam Government Waterworks Authority Revenue
Series A 5.00% 1/1/46	1,000,000	1,035,810
Los Angeles, California Department of Water & Power Water System Revenue
Series C 5.00% 7/1/44 (BAM)	1,500,000	1,656,405
		9,011,198
Total Municipal Bonds (cost $280,433,726)		281,482,903
	Number of shares
Warrants — 0.01%
DesertXpress Enterprises =, †	21,000	36,750
Total Warrants (cost $2)		36,750

Schedules of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Short-Term Investments — 1.14%
Variable Rate Demand Note — 1.14%
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds) Series I 1.57% 4/1/59 (LOC - TD Bank, N.A.)¤	3,300,000	$ 3,300,000
Total Short-Term Investments (cost $3,300,000)		3,300,000
Total Value of Securities—98.52% (cost $283,733,728)		284,819,653

Receivables and Other Assets Net of Liabilities—1.48%		4,266,032
Net Assets Applicable to 26,226,576 Shares Outstanding—100.00%		$289,085,685
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $42,940,813, which represents 14.85% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
FNMA – Federal National Mortgage Association
ICEF – Inner City Education Foundation
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free Colorado Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.43%
Education Revenue Bonds — 11.18%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,692,160
Series C 4.00% 3/1/47	1,065,000	991,707
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	1,004,190
(Aspen View Academy Project)
4.00% 5/1/51	500,000	416,890
4.00% 5/1/61	1,250,000	993,625
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	500,295
Series A 144A 5.25% 7/1/46 #	1,350,000	1,350,081

(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,690
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,002,710
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	871,464
144A 5.00% 12/1/55 #	1,000,000	899,180

(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	935,786
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	355,000	355,309
5.00% 12/1/42	540,000	540,059
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,750,000	1,756,300
144A 5.00% 7/1/46 #	500,000	497,960

(Pinnacle Charter School Project) 5.00% 6/1/26	245,000	247,085
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	889,973
5.00% 11/1/54	1,500,000	1,441,440
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	403,680
Series A 4.00% 3/1/36	550,000	554,164

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue

(University of Lab Charter School) 144A 5.00% 12/15/45 #	1,500,000	$ 1,492,965
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	1,002,360
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	1,400,130
Series A 5.00% 12/1/54	1,000,000	1,046,330
Colorado State University Research Foundation Revenue
(The Prospect Project) Series A 144A 5.50% 3/1/65 #	1,700,000	1,705,100
		28,142,633
Electric Revenue Bonds — 6.23%
Colorado Springs, Colorado Utilities System Revenue
Series A 4.00% 11/15/50	2,035,000	1,927,552
Series A 5.25% 11/15/55	7,500,000	8,073,300
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,809,855
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	113,475
Series AAA 5.25% 7/1/26 ‡	95,000	63,413
Series CCC 5.25% 7/1/27 ‡	705,000	470,587
Series WW 5.00% 7/1/28 ‡	660,000	440,550
Series WW 5.25% 7/1/33 ‡	210,000	140,175
Series WW 5.50% 7/1/26 ‡	820,000	547,350
Series XX 4.75% 7/1/26 ‡	105,000	70,087
Series XX 5.25% 7/1/40 ‡	1,840,000	1,228,200
Series XX 5.75% 7/1/36 ‡	365,000	243,637
Series ZZ 4.75% 7/1/27 ‡	85,000	56,738
Series ZZ 5.00% 7/1/26 ‡	620,000	413,850
Series ZZ 5.25% 7/1/26 ‡	140,000	93,450
		15,692,219
Healthcare Revenue Bonds — 20.90%
Colorado Health Facilities Authority Revenue
Series A 5.25% 5/15/48	1,000,000	1,028,170
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	1,098,600
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,660,323

Schedules of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/43	2,290,000	$ 2,272,573
Series A 4.00% 11/15/50	6,015,000	5,480,086
(American Baptist)
7.625% 8/1/33 ‡	150,000	111,156
8.00% 8/1/43 ‡	1,000,000	636,110

(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,243,970
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,531,800
(CommonSpirit Health)
Series A 5.00% 12/1/39	1,500,000	1,667,160
Series A 5.25% 12/1/54	2,000,000	2,078,840
Series A-1 4.00% 8/1/37	1,130,000	1,150,453
Series A-1 4.00% 8/1/38	120,000	121,619
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,370,858
Series A-2 5.00% 8/1/37	1,500,000	1,581,300
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,254,413
Series A 5.125% 12/1/55	2,000,000	1,995,820
(Craig Hospital Project)
Series A 5.00% 12/1/47	1,830,000	1,883,747
Series A 5.50% 12/1/55	3,000,000	3,174,270

(Frasier Project) Series A 4.00% 5/15/48	1,000,000	878,280
(Intermountain Health) Series A 5.00% 5/15/54	1,000,000	1,029,580
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,442,459
Series A 5.00% 5/15/52	1,195,000	1,234,650

(Sanford) Series A 5.00% 11/1/44	3,410,000	3,510,936
(SCL Health System) Series A 4.00% 1/1/37	3,470,000	3,551,580
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	658,221
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,001,780
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	692,001

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	$ 972,250
Series A 4.00% 12/1/40	250,000	240,100
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	72,874
		52,625,979
Housing Revenue Bonds — 1.72%
Colorado Housing and Finance Authority Revenue
Multi-Family
Series A-1 4.80% 10/1/59	1,000,000	1,004,970
Series C-1 4.70% 10/1/59	750,000	752,055
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	2,500,000	2,575,800
		4,332,825
Industrial Development Revenue/Pollution ControlRevenue Bonds — 6.52%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.869% 5/15/57 ^	53,760,000	2,647,142
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	215,353
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	957,237
Series A 4.00% 7/15/34	1,100,000	1,136,927
Series A 4.00% 7/15/38	700,000	708,575
Series A 4.00% 7/15/39	1,500,000	1,528,890
Series A 4.00% 7/15/40	2,815,000	2,822,939
Series A 5.00% 7/15/32	1,045,000	1,141,328
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,264,602
		16,422,993

Schedules of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 3.70%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora Revenue
5.50% 12/1/54 (BAM)	1,000,000	$ 1,078,810
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	1,016,870
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	664,633
5.00% 6/15/36	1,055,000	1,061,910
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	737,655
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,533,435
Town of Vail, Colorado Revenue
5.50% 12/1/64	3,000,000	3,226,890
		9,320,203
Local General Obligation Bonds — 11.82%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora
5.50% 12/1/45	2,725,000	3,114,266
5.50% 12/1/46	3,385,000	3,825,795
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,334,873
Adams County, Colorado School District No. 14
5.50% 12/1/36	750,000	911,580
5.50% 12/1/37	735,000	885,646
5.50% 12/1/38	765,000	914,083
Arapahoe County, Colorado Cherry Creek School District No. 5
5.25% 12/15/41	1,500,000	1,747,680
5.25% 12/15/48	4,000,000	4,439,400
Avon, Colorado Metropolitan District
Series A 5.75% 12/1/55	1,800,000	1,826,496
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AG)	1,130,000	1,131,978
City & County of Broomfield, Colorado Baseline Metropolitan District No. 1
Series A 4.00% 12/1/46 (AG)	500,000	484,750

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Castle Pines, Douglas County, Colorado Canyons Metropolitan District No. 5
Series A 5.25% 12/1/59 (BAM)	2,000,000	$ 2,082,280
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,057,540
Grand River, Colorado Hospital District
5.25% 12/1/35 (AG)	1,000,000	1,053,580
La Plata County, Colorado Durango School District No. 9-R
Series R 5.25% 11/1/49	1,000,000	1,077,000
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series B 5.875% 12/15/46	1,000,000	1,060,590
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,786,660
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AG)	1,000,000	1,018,110
		29,752,307
Pre-Refunded Bonds — 1.55%
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,007,320
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50-30 §	1,750,000	1,886,518
		3,893,838
Special Tax Revenue Bonds — 17.63%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	1,500,000	1,547,625
Arapahoe County, Colorado Riverpark Metropolitan District Revenue
6.00% 12/1/42	745,000	773,697
6.375% 12/1/54	1,250,000	1,283,350
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	950,280
City of Grand Junction, Colorado General Fund Revenue
5.00% 3/1/49	2,570,000	2,692,538
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project) Series A 5.00% 11/1/31	1,495,000	1,523,465

Schedules of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
3.367% 11/1/43 •	3,863,292	$ 2,641,526
(Subordinate) 3.799% 11/1/51 •	1,185,249	733,373
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,675,242
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,374,876
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	5,810,508	5,714,867
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	450,000	483,525
Plaza Metropolitan District, Colorado No. 1 Revenue
144A 5.00% 12/1/40 #	1,265,000	1,265,759
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	1,003,220
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 5.70% 7/1/46 ^	12,621,000	4,539,900
(Restructured)
Series A-1 4.75% 7/1/53	1,855,000	1,808,848
Series A-1 5.00% 7/1/58	5,041,000	4,947,842
Series A-1 6.37% 7/1/51 ^	14,280,000	3,757,068
Series A-2 4.536% 7/1/53	3,000,000	2,814,840
Southlands Metropolitan, Colorado District No. 1 Revenue
Series A-1 5.00% 12/1/37	500,000	505,485
Series A-1 5.00% 12/1/47	300,000	300,126
Sterling Ranch, Colorado Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	1,040,640
		44,378,092

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 0.87%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,422,839	$ 1,380,965
Series A-1 4.00% 7/1/46	900,000	812,556
		2,193,521
Transportation Revenue Bonds — 7.07%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	714,800
Series A 4.00% 12/1/48 (AMT)	4,845,000	4,382,593
Series A 5.00% 11/15/30 (AMT)	500,000	520,095
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,031,160
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,076,440
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure)
Series A 5.25% 12/1/54 (AG)	500,000	532,975
Series A 5.50% 12/1/54 (AG)	2,000,000	2,163,240
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/51	2,990,000	2,989,821
5.00% 12/31/56	1,250,000	1,240,087

(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,141,926
		17,793,137
Water & Sewer Revenue Bonds — 8.24%
Arapahoe County of Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	3,112,350
City & County of Denver, Colorado Board of Water Commissioners Revenue
Series A 5.00% 9/15/54	1,900,000	1,996,615
City of Aurora, Colorado First Lien Water Revenue
5.00% 8/1/54	1,495,000	1,577,823
City of Brighton, Colorado Water Activity Revenue
(Water System Project) 4.25% 6/1/55	1,000,000	964,420
City of Westminster, Colorado Water & Wastewater Utility Revenue
5.00% 12/1/54	3,185,000	3,354,187

Schedules of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	$ 512,710
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	750,000	796,740
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AG)	2,875,000	2,660,813
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,562,927
Metro Water Recovery, Colorado Revenue
Series A 5.00% 4/1/51	2,000,000	2,130,240
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AG)	2,000,000	2,082,520
		20,751,345
Total Municipal Bonds (cost $246,850,377)		245,299,092

Short-Term Investments — 1.59%
Variable Rate Demand Notes — 1.59%
University of Colorado Hospital Authority
1.90% 11/15/35 (SPA - TD Bank, N.A.)¤	1,000,000	1,000,000
1.90% 11/15/39 (SPA - TD Bank, N.A.)¤	3,000,000	3,000,000
Total Short-Term Investments (cost $4,000,000)		4,000,000
Total Value of Securities—99.02% (cost $250,850,377)		249,299,092

Receivables and Other Assets Net of Liabilities—0.98%		2,469,296
Net Assets Applicable to 24,086,479 Shares Outstanding—100.00%		$251,768,388
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $16,084,160, which represents 6.39% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free Idaho Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 95.90%
Education Revenue Bonds — 25.02%
Boise, Idaho State University Revenue
(General Project) Series A 5.00% 4/1/54	1,325,000	$ 1,377,404
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,210,409
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,298,175
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	651,200
Series A 3.00% 5/1/41	3,150,000	2,599,821
Series A 4.00% 5/1/56	1,585,000	1,286,465
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	889,360
Series A 144A 6.00% 7/1/39 #	370,000	380,027
Series A 144A 6.00% 7/1/49 #	595,000	600,397
Series A 144A 6.00% 7/1/54 #	570,000	573,631

(Elevate Academy Nampa Project) Series A 5.00% 5/1/60	1,000,000	1,010,090
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	835,890
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/50	520,000	438,110
Series A 4.00% 5/1/55	305,000	250,024
Series A 144A 5.00% 12/1/38 #	2,050,000	2,057,646
Series A 144A 5.00% 12/1/46 #	1,000,000	973,260

(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	788,740
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	532,744
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	548,923
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,560,860
Series A 4.00% 5/1/55	1,100,000	911,757

(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,500,000	1,501,215
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,033,660
Idaho State University General Revenue
3.00% 4/1/49	1,700,000	1,289,076
4.00% 4/1/29	275,000	275,333
Series A 4.00% 4/1/37	350,000	361,287
Series A 4.50% 4/1/52	1,750,000	1,751,820

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University General Revenue
Series A 5.25% 4/1/42	605,000	$ 669,281
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	694,547
Series A 5.00% 4/1/35 (AG)	560,000	620,917
University of Idaho Revenue
Series A 5.50% 4/1/55 (AG)	1,000,000	1,080,930
Series A 5.50% 4/1/57 (AG)	2,000,000	2,161,500
		33,214,499
Electric Revenue Bonds — 6.99%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,001,980
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project)
5.00% 9/15/35	1,600,000	1,879,680
5.00% 9/15/36	1,000,000	1,164,290
5.00% 9/15/37	825,000	952,330
5.00% 9/15/39	1,000,000	1,139,510
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	50,063
Series AAA 5.25% 7/1/26 ‡	45,000	30,038
Series CCC 5.25% 7/1/27 ‡	345,000	230,287
Series WW 5.00% 7/1/28 ‡	320,000	213,600
Series WW 5.50% 7/1/38 ‡	1,500,000	1,001,250
Series XX 4.75% 7/1/26 ‡	50,000	33,375
Series XX 5.25% 7/1/40 ‡	595,000	397,162
Series XX 5.75% 7/1/36 ‡	175,000	116,813
Series ZZ 4.75% 7/1/27 ‡	40,000	26,700
Series ZZ 5.25% 7/1/26 ‡	60,000	40,050
		9,277,128
Healthcare Revenue Bonds — 12.88%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,000,000	2,005,120
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,417,184
4.00% 3/1/46 (BAM)	500,000	479,190
4.00% 3/1/51 (BAM)	2,210,000	2,045,001
Series A 3.00% 3/1/51	3,000,000	2,149,020

Schedules of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 4.00% 3/1/46	1,160,000	$ 1,079,322
Series A 5.25% 3/1/53	1,000,000	1,046,560

(Trinity Health Credit Group) Series ID 4.00% 12/1/43	3,900,000	3,872,310
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	295,000	293,906
Series A 5.25% 11/15/37	1,005,000	877,465
Series A 5.25% 11/15/47	1,130,000	831,895
		17,096,973
Housing Revenue Bonds — 8.11%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,096,108
Series A 3.125% 7/1/54	2,000,000	1,432,340
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49 (GNMA)	184,406	185,839
(Taxable) Series C 5.945% 7/1/55 (GNMA) (FNMA) (FHLMC)	710,000	724,058
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54 (GNMA) (FNMA) (FHLMC)	2,750,000	2,740,127
Series A 4.75% 1/1/48 (GNMA)	940,000	947,934
Series C 3.00% 1/1/43 (FHA)	400,000	351,472
Series C 4.80% 7/1/53 (GNMA) (FNMA) (FHLMC)	1,720,000	1,732,556
Series C 5.25% 1/1/51 (GNMA) (FNMA) (FHLMC)	1,500,000	1,556,685
		10,767,119
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.66%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 0.601% 5/15/57 ^	30,905,000	1,521,762
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,007,520
		3,529,282

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.30%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	$ 763,935
5.00% 12/15/32	750,000	763,402
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	2,000,000	1,973,260
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project) 4.00% 12/1/39	1,040,000	1,061,518
Idaho Health Facilities Authority Revenue
(Ada County Coroner Project) 4.00% 9/1/33	305,000	317,877
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Project) Series A 7.00% 2/1/36	1,500,000	1,503,300
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,241,238
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	715,000	737,029
		8,361,559
Local General Obligation Bonds — 4.88%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,024,730
5.00% 8/1/35	500,000	511,925
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,103,270
5.00% 9/15/43	2,000,000	2,185,000
City of Ketchum, Idaho
2.125% 9/15/41	500,000	389,420
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	250,000	253,645
Series A 4.00% 9/15/37	1,000,000	1,008,650
		6,476,640

Schedules of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.29%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	$ 386,007
		386,007
Special Tax Revenue Bonds — 20.61%
Commonwealth of Puerto Rico Revenue
3.312% 11/1/43 •	2,565,881	1,754,421
(Subordinate) 3.80% 11/1/51 •	3,021,003	1,869,246
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	3,588,249	3,529,186
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion and Congestion Mitigation)
Series A 4.00% 8/15/48	2,370,000	2,282,713
Series A 4.00% 8/15/50	3,000,000	2,844,060
Series A 5.00% 8/15/48	910,000	971,589
Series A 5.25% 8/15/48	500,000	539,050
Idaho State Building Authority Revenue
(School Modernization Facilities Fund) Series A 5.00% 6/1/34	2,000,000	2,385,720
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,570,240
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 1.019% 7/1/51 ^	6,755,000	1,777,240
Series A-1 3.70% 7/1/46 ^	3,579,000	1,287,402
(Restructured)
Series A-1 4.55% 7/1/40	875,000	880,863
Series A-1 4.75% 7/1/53	1,310,000	1,277,407
Series A-1 5.00% 7/1/58	2,426,000	2,381,168
		27,350,305
State General Obligation Bond — 0.68%
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	995,000	898,326
		898,326

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 5.59%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	$ 1,744,818
(Public Parking Facilities Project) Series A 5.00% 9/1/51	1,500,000	1,538,340
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	2,660,000	2,718,174
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	1,250,000	1,416,625
		7,417,957
Water & Sewer Revenue Bonds — 1.89%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	1,750,000	1,814,768
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	690,508
		2,505,276
Total Municipal Bonds (cost $130,997,543)		127,281,071

Short-Term Investments — 3.17%
Variable Rate Demand Note — 3.17%
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 1.901% 3/1/60 (LOC - TD Bank, N.A.)¤	4,200,000	4,200,000
Total Short-Term Investments (cost $4,200,000)		4,200,000
Total Value of Securities—99.07% (cost $135,197,543)		131,481,071

Receivables and Other Assets Net of Liabilities—0.93%		1,235,593
Net Assets Applicable to 12,561,455 Shares Outstanding—100.00%		$132,716,664
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $10,286,459, which represents 7.75% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

Schedules of investments
Nomura Tax-Free Idaho Fund
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FMC – First Mile Connectivity
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TDF – Term Deposit Facility
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free New York Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.13%
Education Revenue Bonds — 14.55%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 973,240
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	485,375
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project) 144A 5.00% 9/1/49 #	1,255,000	1,194,572
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	1,100,000	1,114,278
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,538,194
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	499,805
144A 5.75% 6/1/62 #	1,805,000	1,778,015

(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	495,920
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	576,518
5.00% 7/1/42	1,365,000	1,421,975

(LLC - ZETA Charter Schools Project) Series A 144A 5.375% 10/15/61 #	1,050,000	1,016,704
(Manhattan College Project) 4.00% 8/1/42	500,000	445,465
(Metropolitan College of New York Project) 5.50% 11/1/44	216,747	173,398
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	226,848
(New Dawn Charter Schools Project)
144A 5.00% 2/1/33 #	865,000	865,337
144A 5.75% 2/1/49 #	500,000	499,980

(New World Preparatory Charter School Project) Series A 144A 4.00% 6/15/51 #	450,000	359,672
(Success Academy Charter Schools Project) 4.00% 9/1/43	1,000,000	985,170
(The Renaissance Charter School 2 Project) Series A 5.75% 6/15/60	850,000	858,406

Schedules of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Clinton County, Capital Resource Revenue
(CVES BOCES Project)
144A 4.75% 7/1/43 #	1,100,000	$ 1,145,111
144A 5.00% 7/1/46 #	1,000,000	1,041,110
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	928,630
Series A 144A 5.00% 7/1/59 #	350,000	321,349
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	692,726
Series A 144A 5.00% 6/1/59 #	1,900,000	1,836,958

(University of Rochester Project) Series A 4.00% 7/1/50	2,125,000	1,986,450
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,608,303
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,874,375
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,016,560
Series A 5.50% 5/1/49	1,000,000	1,048,200

(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	200,000	175,854
Onondaga, New York Civic Development Tax-exempt Revenue
(Syracuse University Project) 5.50% 12/1/56	1,000,000	1,100,270
Riverhead Industrial Development Agency Economic Job Development Revenue
(Riverhead Charter School Project) 5.375% 8/1/48	2,100,000	2,159,052
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	155,000	144,644

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/50	1,000,000	$ 944,830
		35,533,294
Electric Revenue Bonds — 4.73%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	1,022,010
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,445,677
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/42	1,500,000	1,540,005
Series A 5.25% 9/1/50	1,000,000	1,090,260
New York Power Authority Revenue
Series A 5.125% 11/15/58 (AG)	3,000,000	3,172,620
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	43,388
Series A 6.75% 7/1/36 ‡	625,000	417,187
Series AAA 5.25% 7/1/26 ‡	35,000	23,363
Series TT 5.00% 7/1/32 ‡	1,120,000	747,600
Series WW 5.25% 7/1/33 ‡	195,000	130,162
Series WW 5.50% 7/1/26 ‡	750,000	500,625
Series XX 4.75% 7/1/26 ‡	40,000	26,700
Series XX 5.25% 7/1/40 ‡	1,430,000	954,525
Series ZZ 4.75% 7/1/27 ‡	30,000	20,025
Series ZZ 5.00% 7/1/26 ‡	570,000	380,475
Series ZZ 5.25% 7/1/26 ‡	50,000	33,375
		11,547,997
Healthcare Revenue Bonds — 7.14%
Albany, New York Capital Resource Revenue
(Albany Medical Center Hospital Project) Series A 5.50% 5/1/55	1,000,000	1,071,210
Dutchess County, New York Local Development Revenue
(Nuvance Health)
Series B 4.00% 7/1/44	1,000,000	947,630
Series B 4.00% 7/1/49	2,000,000	1,800,460

Schedules of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	$ 250,000
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/38	1,300,000	1,307,917
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	727,255
New York State Dormitory Authority Revenue
(Memorial Sloan Kettering Cancer Center) Series 1 5.25% 7/1/54	500,000	537,160
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	966,120
Series A 4.00% 9/1/45	2,000,000	1,778,580

(Northwell Health Obligated Group) Series A 5.00% 5/1/52	2,500,000	2,547,625
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54	2,500,000	2,243,550
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/34 #	700,000	700,259
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project) Series A 5.125% 8/1/44	500,000	485,225
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	399,524
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	750,075

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	1,000,000	$ 918,220
		17,430,810
Housing Revenue Bonds — 6.54%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,761,463
(8 Spruce Street)
Series E 4.375% 12/15/43	1,000,000	1,033,210
Series RE 5.25% 12/15/43	1,000,000	1,041,010

(Sustainability Bonds) Series 1A 5.00% 11/1/54	2,000,000	2,037,980
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,143,317
Series B-1 5.30% 11/1/53	2,000,000	2,055,180
Series C-1 5.125% 11/1/55	3,005,000	3,060,502
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54 (AG)	2,000,000	1,824,620
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	1,008,270
		15,965,552
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.64%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 6.473% 5/15/57 ^	50,780,000	2,500,407
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.384% 6/1/60 #, ^	65,290,000	1,745,202
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	830,000	830,788
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AG)	1,000,000	929,810
Series A 3.00% 3/1/49 (AG)	3,440,000	2,586,467

Schedules of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium Project)
Series A 4.00% 3/1/45 (AG)	1,900,000	$ 1,868,080
New York Counties, New York Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,687,920
New York Energy Finance Development Revenue
5.00% 7/1/56 •	2,000,000	2,147,520
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	1,015,000	1,044,161
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,352,911
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	1,250,000	1,291,300
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	671,025
		18,655,591
Lease Revenue Bonds — 4.92%
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,266,873
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	2,300,000	2,303,772
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,820
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,503,540
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,603,050
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	3,055,000	2,344,254

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	$ 1,493,520
		12,015,829
Local General Obligation Bonds — 2.13%
New York City, New York
Series A 5.00% 8/1/51	2,270,000	2,349,427
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	1,025,318
Series G-1 5.25% 2/1/50	1,000,000	1,067,630
Subseries F-1 3.00% 3/1/51	1,000,000	748,480
		5,190,855
Pre-Refunded Bond — 0.04%
New York State Dormitory Authority Revenue Non-State Supported Debt
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46-26 #, §	100,000	102,434
		102,434
Resource Recovery Revenue Bond — 0.57%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,390,785
		1,390,785
Special Tax Revenue Bonds — 23.80%
Commonwealth of Puerto Rico Revenue
(Subordinate)
3.132% 11/1/43 •	5,409,093	3,698,467
3.80% 11/1/51 •	866,929	536,412
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	4,564,598	4,487,872
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	206,250
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	1,000,000	979,230
Series A 4.00% 2/15/47 (AG)	1,220,000	1,162,721

Schedules of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	$ 537,250
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-1 5.00% 8/1/42	4,000,000	4,178,320
(Subordinate Bonds) Series A-3 3.00% 5/1/45	2,000,000	1,623,920
New York City, New York Transitional Finance Authority Revenue
Series 1 5.00% 5/1/46	1,000,000	1,066,970
Series 1 5.25% 2/1/53	3,000,000	3,174,750
(Subordinate Bonds)
Series B 5.00% 5/1/48	1,000,000	1,045,640
Subseries A-1 5.25% 5/1/52	1,500,000	1,604,340
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,001,470
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series E 3.00% 3/15/50	3,000,000	2,242,920
New York State Dormitory Authority Revenue
(Sustainability Bonds) Series A 5.25% 7/1/55	2,200,000	2,348,940
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/47	2,500,000	2,383,825
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	2,215,000	1,651,061
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series B 5.00% 3/15/27	2,000,000	2,061,380
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	2,000,000	2,134,900
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax) Series A 4.00% 5/15/48	1,000,000	946,180

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	$ 4,992,775
Series A-1 4.55% 7/1/40	444,000	446,975
Series A-1 4.75% 7/1/53	1,995,000	1,945,364
Series A-1 5.00% 7/1/58	8,475,000	8,318,382
Series A-1 6.011% 7/1/51 ^	9,138,000	2,404,208
Series A-2 4.536% 7/1/53	1,000,000	938,280
		58,118,802
State General Obligation Bonds — 1.48%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,608,948
Series A-1 4.00% 7/1/46	2,230,000	2,013,333
		3,622,281
Transportation Revenue Bonds — 16.88%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	3,000,000	3,145,140
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,447,125
(Climate Bond Certified - Green Bonds)
Series A 4.00% 11/15/48 (BAM)	750,000	704,468
Series A 5.25% 11/15/55	1,000,000	1,048,380
Series B 4.00% 11/15/44	1,000,000	964,220
Series B 5.00% 11/15/52	1,000,000	1,008,470
Series E 4.00% 11/15/45	1,500,000	1,409,040

(Sustainable Bonds) Series A 5.25% 11/15/49	1,500,000	1,582,785
New York State Thruway Authority General Revenue
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,502,380
(Junior Indebtedness Obligations) Series B 4.00% 1/1/50	1,775,000	1,619,581
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	1,500,000	1,504,650

Schedules of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	4,450,000	$ 4,565,210
(John F. Kennedy International Airport Terminal 4 Project) 5.00% 12/1/38 (AMT)	340,000	367,061
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series A 4.50% 12/31/54 (AG) (AMT)	1,500,000	1,449,390
Series A 5.50% 12/31/54 (AMT)	2,500,000	2,574,675

(John F. Kennedy International Airport New Terminal 1 Project-Green Bonds) 5.375% 6/30/60 (AMT)	2,000,000	2,008,500
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.00% 7/1/41 (AMT)	2,000,000	2,001,880
Series A 5.25% 1/1/50 (AMT)	1,000,000	1,000,350

(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/32 (AMT)	2,000,000	2,248,620
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Subseries A-1 5.50% 11/15/53	1,000,000	1,098,340
Port Authority of New York & New Jersey Revenue
Series 221 4.00% 7/15/55 (AMT)	2,500,000	2,264,050
Series 234 5.50% 8/1/52 (AMT)	2,000,000	2,115,440
Series 248 5.00% 1/15/55	1,500,000	1,575,735
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	1,130,000	1,007,926
		41,213,416
Water & Sewer Revenue Bonds — 6.71%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
4.00% 6/15/41	1,000,000	1,012,060
Series AA 5.25% 6/15/53	8,600,000	9,151,432
Series GG-1 4.00% 6/15/50	1,000,000	942,040
Subseries AA-1 3.50% 6/15/48	400,000	342,032
Subseries BB 5.25% 6/15/56	2,000,000	2,140,900

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Subseries CC-1 5.25% 6/15/54	2,645,000	$ 2,803,488
		16,391,952
Total Municipal Bonds (cost $236,988,371)		237,179,598

Short-Term Investments — 1.72%
Variable Rate Demand Notes — 1.72%
New York City, New York
Subseries E-5 1.90% 3/1/48 (LOC - TD Bank, N.A.)¤	200,000	200,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Subseries AA-3 1.90% 6/15/49 (SPA - TD Bank, N.A.)¤	3,000,000	3,000,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Subseries A-4 2.02% 8/1/43 (SPA - Mizuho Bank)¤	1,000,000	1,000,000
Total Short-Term Investments (cost $4,200,000)		4,200,000
Total Value of Securities—98.85% (cost $241,188,371)		241,379,598

Receivables and Other Assets Net of Liabilities—1.15%		2,809,423
Net Assets Applicable to 23,302,329 Shares Outstanding—100.00%		$244,189,021
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $26,317,831, which represents 10.78% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Schedules of investments
Nomura Tax-Free New York Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2026.
Summary of abbreviations:
AG – Aktiengesellschaft
AG – Insured by Assured Guaranty Inc.
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free Pennsylvania Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.36%
Education Revenue Bonds — 12.39%
Allentown, Pennsylvania Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	3,000,000	$ 2,784,450
Bethlehem, Pennsylvania Redevelopment Authority University Revenue
(Moravian University Project) 5.50% 10/1/54	1,800,000	1,832,922
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,464,000
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,137,902
Series A 5.00% 12/15/51	770,000	732,447
(Renaissance Academy Charter School Project)
144A 4.50% 10/1/54 #	645,000	556,312
144A 4.50% 10/1/64 #	1,485,000	1,235,847
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) Series XX2 5.25% 5/1/55	1,000,000	1,022,520
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) 5.25% 2/1/49	1,350,000	1,362,299
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,536,875
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	1,538,430
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,206,534
(Ursinus College Project)
5.00% 11/1/44	1,870,000	1,861,005

Schedules of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Ursinus College Project)
5.25% 11/1/54	2,000,000	$ 1,937,980
Pennsylvania Higher Educational Facilities Authority Revenue
(The Trustees of the University of Pennsylvania)
Series A 5.00% 2/15/35	1,250,000	1,494,662
Series A 5.00% 2/15/55	2,500,000	2,631,075

(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,210,705
Pennsylvania State University Revenue
5.25% 9/1/54	2,000,000	2,139,660
Series A 5.50% 9/1/55	4,000,000	4,384,680
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30 ‡	1,145,000	858,750
Series A 5.625% 6/15/42 ‡	3,000,000	2,250,000
(Saint Joseph's University Project)
5.00% 11/1/47	1,265,000	1,265,747
5.50% 11/1/60	6,000,000	6,271,260
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College) 5.00% 9/15/47	1,950,000	2,069,925
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,503,525
Series B 144A 6.00% 7/1/29 #	235,000	236,377
		49,525,889
Electric Revenue Bonds — 1.95%
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance)
Seventeenth Series A 5.25% 8/1/49	4,000,000	4,241,200
Seventeenth Series A 5.25% 8/1/54 (AG)	1,000,000	1,061,320
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	740,925
Series A 5.05% 7/1/42 ‡	400,000	267,000
Series WW 5.25% 7/1/33 ‡	1,055,000	704,213

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38 ‡	1,190,000	$ 794,325
		7,808,983
Healthcare Revenue Bonds — 29.23%
Adams County, Pennsylvania General Authority Revenue
(The Brethren Home Community Project) Series A 5.00% 6/1/54	2,000,000	1,961,760
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,950,000	1,862,620
Series A 5.00% 4/1/47	11,060,000	11,174,029
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	3,000,000	2,124,090
4.00% 8/15/50	1,400,000	1,205,932
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,625,276
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,284,486
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	310,000	280,169
(Tel Hai Retirement Community Project) 5.25% 6/1/55	3,000,000	3,056,640
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,970,000
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	675,000	675,547
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,704,900
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,111,320
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare) 4.00% 7/15/50	3,600,000	2,851,524

Schedules of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	$ 131,396
5.25% 7/1/35	250,000	250,145
5.50% 7/1/45	1,000,000	999,930

(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	1,999,980
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,029,170
5.125% 11/1/38	3,500,000	3,864,595
Lehigh County, Pennsylvania General Purpose Authority Hospital Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	4,000,000	3,483,360
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,949,640
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,243,550
Series B 4.00% 5/1/47	4,000,000	3,644,560
Series B 4.00% 5/1/52	4,950,000	4,356,644
Series B 5.00% 5/1/57	3,000,000	3,021,840
Montgomery County, Pennsylvania Industrial Development Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities, Inc. Obligated Group) Series A 5.00% 11/15/55	2,000,000	2,003,060
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,491,570
(Waverly Heights Project) 4.00% 12/1/37	300,000	301,542
(Whitemarsh Continuing Care Retirement Community Project)
5.375% 1/1/50	4,035,000	4,034,677
Series A 5.25% 1/1/48	1,000,000	999,960

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
Series A 5.375% 1/1/51	1,600,000	$ 1,589,056
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	4,052,536
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	954,800
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	92,950
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	702,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,500,000	2,539,475
Series B-2 5.25% 7/1/46	2,500,000	2,562,775
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	5,155,592
Series A 4.00% 2/15/52	1,710,000	1,506,151
Subordinate Series A-2 4.00% 5/15/48	2,250,000	2,036,137
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series B-1 5.25% 11/1/48 (AG)	1,000,000	1,063,200
(University of Pennsylvania Health System)
4.00% 8/15/49	7,660,000	7,023,760
5.50% 8/15/55	5,000,000	5,442,350
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project)
Series A 4.00% 7/1/49	2,500,000	2,350,925
Series A 5.25% 7/1/49	1,885,000	2,024,867
Series A 5.50% 7/1/53	2,500,000	2,705,700

Schedules of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue

(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	$ 2,316,525
		116,812,711
Housing Revenue Bonds — 6.59%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	5,090,600
Series 143A 5.30% 4/1/44	1,755,000	1,867,320
Series 143A 5.45% 4/1/51	3,750,000	3,907,912
Series 146A 4.75% 4/1/53	3,000,000	3,003,300
Series 148A 4.625% 10/1/45	3,500,000	3,562,020
Series 149A 5.20% 4/1/53	5,350,000	5,490,598
Series 150A 5.25% 10/1/52	2,000,000	2,068,360
Pennsylvania Housing Finance Agency Special Limited Obligation Multifamily Housing Development Revenue
(Darby Townhouses) 4.90% 6/1/41 (FNMA)	1,250,000	1,326,100
		26,316,210
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.53%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.125% 5/1/30	3,250,000	3,461,998
5.75% 8/1/42 (AMT)	725,000	725,551
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	1,000,000	1,045,940
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/51	2,635,000	2,440,932
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.248% 5/15/57 ^	97,830,000	4,817,149

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	$ 4,002,720
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Core Natural Resources, Inc. Project) 144A 5.45% 1/1/51 (AMT) #, •	1,000,000	1,097,090
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,480,270
		30,071,650
Lease Revenue Bonds — 2.27%
Delaware County, Pennsylvania
5.00% 8/1/45	1,000,000	1,089,550
5.00% 8/1/47	1,000,000	1,073,520
5.00% 8/1/48	1,000,000	1,068,310
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	503,050
5.00% 12/31/34 (AMT)	2,115,000	2,125,617
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Rebuild Projects) Series A 5.00% 12/1/45	1,245,000	1,351,174
Philadelphia, Pennsylvania Housing Authority Revenue
(Phadc Acquisition Program) Series A 5.25% 3/1/45	1,750,000	1,849,260
		9,060,481
Local General Obligation Bonds — 1.14%
City of Philadelphia, Pennsylvania
Series A 5.25% 8/1/45	1,000,000	1,110,560
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,459,612
		4,570,172
Pre-Refunded Bonds — 0.71%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47-27 §	1,500,000	1,565,460

Schedules of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.00% 11/1/47-27 §	1,235,000	$ 1,273,890
		2,839,350
Special Tax Revenue Bonds — 14.28%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,200,000	4,372,578
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,106,120
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	603,000	603,880
Commonwealth of Puerto Rico Revenue
2.876% 11/1/43 •	7,570,401	5,176,262
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	8,589,944	8,448,553
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	2,500,000	2,650,825
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.071% 7/1/51 ^	11,285,000	2,969,084
Series A-1 4.115% 7/1/46 ^	28,972,000	10,421,518
Series A-1 4.75% 7/1/53	7,858,000	7,662,493
Series A-1 5.00% 7/1/58	5,000,000	4,907,600
Series A-2 4.329% 7/1/40	2,650,000	2,655,459
Series A-2 4.536% 7/1/53	1,000,000	938,280
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	3,000,000	3,138,990
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	1,010,240
		57,061,882

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 1.47%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	$ 2,177,221
Series A-1 4.00% 7/1/41	1,169,072	1,134,666
Series A-1 4.00% 7/1/46	2,830,000	2,555,037
		5,866,924
Transportation Revenue Bonds — 18.58%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,422,792
Series A 4.00% 1/1/56 (AG) (AMT)	4,000,000	3,552,720
Series A 5.00% 1/1/51 (AMT)	2,505,000	2,535,862

(Pittsburgh International Airport) Series A 5.50% 1/1/55 (AG) (AMT)	1,500,000	1,591,560
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AG) (AMT)	3,125,000	2,929,312
Series A 4.00% 7/1/33	10,000,000	10,424,600
Series C 4.00% 7/1/50 (AMT)	2,500,000	2,222,600
Pennsylvania Economic Development Financing Authority Parking System Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,408,312
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	748,552
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	768,525
Pennsylvania Economic Development Financing Authority Revenue
(The PennDOT Major Bridges Package One Project) 6.00% 6/30/61 (AMT)	2,200,000	2,340,052
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series B 4.00% 12/1/53	5,000,000	4,551,100
Subordinate Series B 4.00% 12/1/51	3,740,000	3,427,074
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,314,012
Series A 5.00% 12/1/51	3,000,000	3,187,260
Series B 5.25% 12/1/50	2,000,000	2,170,480
Series C 3.00% 12/1/51	2,825,000	2,102,648
Series C 5.25% 12/1/54	5,385,000	5,744,179
Subordinate Series A 3.00% 12/1/42	2,000,000	1,758,140
Subordinate Series A 4.00% 12/1/49 (AG)	3,375,000	3,206,149
Subordinate Series A 4.00% 12/1/50	550,000	507,293
Subordinate Series A 4.00% 12/1/50 (BAM)	1,220,000	1,139,468

Schedules of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Subordinate Series B 3.00% 12/1/51	7,550,000	$ 5,530,828
Subordinate Series B 4.00% 12/1/51	1,200,000	1,099,596
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	2,000,000	2,266,600
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/47	5,000,000	5,297,650
		74,247,364
Water & Sewer Revenue Bonds — 2.22%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	1,750,000	1,813,210
5.25% 12/1/55	1,500,000	1,590,915
City of Philadelphia, Pennsylvania Water and Wastewater Revenue
Series B 5.00% 9/1/42 (AG)	3,000,000	3,324,330
Series C 5.25% 9/1/54 (AG)	2,000,000	2,127,940
		8,856,395
Total Municipal Bonds (cost $390,750,620)		393,038,011
Total Value of Securities—98.36% (cost $390,750,620)		393,038,011

Receivables and Other Assets Net of Liabilities—1.64%		6,569,905
Net Assets Applicable to 54,670,953 Shares Outstanding—100.00%		$399,607,916
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $16,342,269, which represents 4.09% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FNMA – Federal National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
February 28, 2026 (Unaudited)
	Nomura Tax-Free California Fund	Nomura Tax-Free Colorado Fund	Nomura Tax-Free Idaho Fund
Assets:
Investments, at value*	$284,819,653	$249,299,092	$131,481,071
Cash	1,979,943	2,072,952	141,826
Interest receivable	3,128,010	2,657,302	1,600,542
Receivable for fund shares sold	100,347	414,374	100,808
Prepaid expenses	57,734	52,918	46,487
Other assets	958	1,740	967
Total Assets	290,086,645	254,498,378	133,371,701
Liabilities:
Payable for fund shares redeemed	649,346	315,115	467,066
Distribution payable	93,490	65,057	34,043
Other accrued expenses	88,342	68,401	48,805
Investment management fees payable to affiliates	81,459	72,763	33,907
Accounting and administration expenses payable to non-affiliates	66,697	61,548	52,808
Distribution fees payable to affiliates	18,064	27,310	16,596
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,645	1,377	752
Accounting and administration expenses payable to affiliates	1,423	1,246	833
Legal fees payable to affiliates	494	393	227
Payable for securities purchased	—	2,116,780	—
Total Liabilities	1,000,960	2,729,990	655,037
Total Net Assets	$289,085,685	$251,768,388	$132,716,664
Net Assets Consist of:
Paid-in capital	$300,638,868	$264,886,736	$145,792,482
Total distributable earnings (loss)	(11,553,183)	(13,118,348)	(13,075,818)
Total Net Assets	$289,085,685	$251,768,388	$132,716,664

	Nomura Tax-Free California Fund	Nomura Tax-Free Colorado Fund	Nomura Tax-Free Idaho Fund

Net Asset Value

Class A:
Net assets	$90,142,459	$134,032,666	$72,458,910
Shares of beneficial interest outstanding, unlimited authorization, no par	8,178,859	12,823,314	6,858,786
Net asset value per share	$11.02	$10.45	$10.56
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.54	$10.94	$11.06

Class C:
Net assets	$1,529,095	$2,370,319	$3,592,248
Shares of beneficial interest outstanding, unlimited authorization, no par	138,444	226,206	340,216
Net asset value per share	$11.04	$10.48	$10.56

Institutional Class:
Net assets	$197,414,131	$115,365,403	$56,665,506
Shares of beneficial interest outstanding, unlimited authorization, no par	17,909,273	11,036,959	5,362,453
Net asset value per share	$11.02	$10.45	$10.57
*Investments, at cost	$283,733,728	$250,850,377	$135,197,543
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
	Nomura Tax-Free New York Fund	Nomura Tax-Free Pennsylvania Fund
Assets:
Investments, at value*	$241,379,598	$393,038,011
Cash	25,554	6,311,664
Interest receivable	2,421,407	4,485,407
Receivable for fund shares sold	1,178,933	209,484
Prepaid expenses	54,514	45,961
Other assets	1,461	3,181
Total Assets	245,061,467	404,093,708
Liabilities:
Payable for fund shares redeemed	536,699	859,711
Distribution payable	95,300	89,631
Other accrued expenses	72,295	94,144
Accounting and administration expenses payable to non-affiliates	66,716	74,609
Investment management fees payable to affiliates	66,210	128,615
Distribution fees payable to affiliates	31,962	62,248
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,487	2,310
Accounting and administration expenses payable to affiliates	1,319	1,863
Legal fees payable to affiliates	458	671
Payable for securities purchased	—	3,171,990
Total Liabilities	872,446	4,485,792
Total Net Assets	$244,189,021	$399,607,916
Net Assets Consist of:
Paid-in capital	$255,650,892	$420,802,432
Total distributable earnings (loss)	(11,461,871)	(21,194,516)
Total Net Assets	$244,189,021	$399,607,916

	Nomura Tax-Free New York Fund	Nomura Tax-Free Pennsylvania Fund

Net Asset Value

Class A:
Net assets	$154,323,545	$285,519,928
Shares of beneficial interest outstanding, unlimited authorization, no par	14,721,949	39,055,756
Net asset value per share	$10.48	$7.31
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.97	$7.65

Class C:
Net assets	$3,670,262	$11,449,854
Shares of beneficial interest outstanding, unlimited authorization, no par	350,945	1,565,747
Net asset value per share	$10.46	$7.31

Institutional Class:
Net assets	$86,195,214	$102,638,134
Shares of beneficial interest outstanding, unlimited authorization, no par	8,229,435	14,049,450
Net asset value per share	$10.47	$7.31
*Investments, at cost	$241,188,371	$390,750,620
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 28, 2026 (Unaudited)
	Nomura Tax-Free California Fund	Nomura Tax-Free Colorado Fund	Nomura Tax-Free Idaho Fund
Investment Income:
Interest	$6,901,669	$5,509,193	$2,861,174

Expenses:
Management fees	769,074	665,889	354,903
Distribution expenses — Class A	109,169	164,244	91,216
Distribution expenses — Class C	8,733	11,580	18,400
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	86,200	79,724	41,194
Accounting and administration expenses	46,668	43,961	37,437
Audit and tax fees	31,989	30,588	30,379
Registration fees	22,507	18,464	20,158
Reports and statements to shareholders expenses	10,200	9,462	6,624
Legal fees	9,330	7,272	4,258
Trustees’ fees	7,053	6,026	3,254
Custodian fees	1,805	1,283	778
Other	24,364	21,229	14,054
	1,127,092	1,059,722	622,655
Less expenses waived	(231,063)	(183,261)	(113,572)
Less expenses paid indirectly	(1,872)	(1,350)	(794)
Total operating expenses	894,157	875,111	508,289
Net Investment Income (Loss)	6,007,512	4,634,082	2,352,885

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,100,378)	186,740	18,333
Net change in unrealized appreciation (depreciation) on investments	15,652,406	12,431,241	7,278,979
Net Realized and Unrealized Gain (Loss)	14,552,028	12,617,981	7,297,312
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,559,540	$17,252,063	$9,650,197
See accompanying notes, which are an integral part of the financial statements.

	Nomura Tax-Free New York Fund	Nomura Tax-Free Pennsylvania Fund
Investment Income:
Interest	$6,142,784	$9,554,807

Expenses:
Management fees	680,225	1,088,591
Distribution expenses — Class A	192,781	353,109
Distribution expenses — Class C	19,178	57,634
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	77,068	136,614
Accounting and administration expenses	47,059	52,336
Audit and tax fees	30,617	30,895
Registration fees	21,820	19,558
Reports and statements to shareholders expenses	10,353	14,633
Legal fees	8,539	12,523
Trustees’ fees	6,349	9,995
Custodian fees	1,633	2,328
Other	20,646	21,408
	1,116,268	1,799,624
Less expenses waived	(214,512)	(232,460)
Less expenses paid indirectly	(1,842)	(2,528)
Total operating expenses	899,914	1,564,636
Net Investment Income (Loss)	5,242,870	7,990,171

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(622,063)	(1,251,511)
Net change in unrealized appreciation (depreciation) on investments	13,128,342	23,523,209
Net Realized and Unrealized Gain (Loss)	12,506,279	22,271,698
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,749,149	$30,261,869
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free California Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,007,512	$11,812,521
Net realized gain (loss)	(1,100,378)	(7,639,951) [1]
Net increase from payment by affiliates	—	31,481 [2]
Net change in unrealized appreciation (depreciation)	15,652,406	(17,266,451)
Net increase (decrease) in net assets resulting from operations	20,559,540	(13,062,400)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,735,474)	(3,411,624)
Class C	(28,082)	(65,453)
Institutional Class	(4,023,695)	(8,052,899)
	(5,787,251)	(11,529,976)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	15,329,731	21,430,630
Class C	208,146	302,342
Institutional Class	46,459,443	82,812,734

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,601,069	3,155,444
Class C	25,043	60,383
Institutional Class	3,556,275	7,113,082
	67,179,707	114,874,615

	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(17,091,588)	$(19,547,982)
Class C	(647,764)	(909,032)
Institutional Class	(52,793,620)	(79,367,393)
	(70,532,972)	(99,824,407)
Increase (decrease) in net assets derived from capital share transactions	(3,353,265)	15,050,208
Net Increase (Decrease) in Net Assets	11,419,024	(9,542,168)

Net Assets:
Beginning of period	277,666,661	287,208,829
End of period	$289,085,685	$277,666,661
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free Colorado Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,634,082	$8,817,389
Net realized gain (loss)	186,740	(2,497,278) [1]
Net increase from payment by affiliates	—	9,849 [2]
Net change in unrealized appreciation (depreciation)	12,431,241	(11,787,892)
Net increase (decrease) in net assets resulting from operations	17,252,063	(5,457,932)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,405,147)	(4,593,638)
Class C	(33,721)	(59,573)
Institutional Class	(2,120,898)	(3,989,471)
	(4,559,766)	(8,642,682)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	7,507,708	21,497,817
Class C	272,748	524,358
Institutional Class	18,361,056	48,967,123

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,154,931	4,122,264
Class C	33,660	59,451
Institutional Class	1,956,735	3,700,969
	30,286,838	78,871,982

	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(10,520,541)	$(16,630,773)
Class C	(237,944)	(509,693)
Institutional Class	(14,570,474)	(37,450,450)
	(25,328,959)	(54,590,916)
Increase in net assets derived from capital share transactions	4,957,879	24,281,066
Net Increase in Net Assets	17,650,176	10,180,452

Net Assets:
Beginning of period	234,118,212	223,937,760
End of period	$251,768,388	$234,118,212
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free Idaho Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,352,885	$4,659,251
Net realized gain (loss)	18,333	(554,701) [1]
Net increase from payment by affiliates	—	14,983 [2]
Net change in unrealized appreciation (depreciation)	7,278,979	(8,021,786)
Net increase (decrease) in net assets resulting from operations	9,650,197	(3,902,253)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,269,082)	(2,356,490)
Class C	(50,194)	(107,859)
Institutional Class	(976,969)	(2,069,043)
	(2,296,245)	(4,533,392)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	5,456,182	25,398,149
Class C	157,050	399,542
Institutional Class	10,744,126	17,899,474

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,213,784	2,285,078
Class C	50,194	107,662
Institutional Class	850,483	1,893,805
	18,471,819	47,983,710

	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(11,102,586)	$(16,295,095)
Class C	(479,922)	(1,144,827)
Institutional Class	(8,407,420)	(25,885,197)
	(19,989,928)	(43,325,119)
Increase (decrease) in net assets derived from capital share transactions	(1,518,109)	4,658,591
Net Increase (Decrease) in Net Assets	5,835,843	(3,777,054)

Net Assets:
Beginning of period	126,880,821	130,657,875
End of period	$132,716,664	$126,880,821
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free New York Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,242,870	$10,879,636
Net realized gain (loss)	(622,063)	(7,566,312) [1]
Net increase from payment by affiliates	—	17,190 [2]
Net change in unrealized appreciation (depreciation)	13,128,342	(14,993,447)
Net increase (decrease) in net assets resulting from operations	17,749,149	(11,662,933)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,097,488)	(6,321,651)
Class C	(62,609)	(139,618)
Institutional Class	(1,904,887)	(4,071,814)
	(5,064,984)	(10,533,083)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	11,097,534	42,756,219
Class C	416,236	1,117,674
Institutional Class	13,167,476	45,444,749

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,800,311	5,603,357
Class C	60,118	133,523
Institutional Class	1,589,322	3,422,054
	29,130,997	98,477,576

	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(24,167,119)	$(41,395,262)
Class C	(993,409)	(1,504,933)
Institutional Class	(22,545,646)	(47,777,940)
	(47,706,174)	(90,678,135)
Increase (decrease) in net assets derived from capital share transactions	(18,575,177)	7,799,441
Net Decrease in Net Assets	(5,891,012)	(14,396,575)

Net Assets:
Beginning of period	250,080,033	264,476,608
End of period	$244,189,021	$250,080,033
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free Pennsylvania Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,990,171	$16,162,967
Net realized gain (loss)	(1,251,511)	(5,592,739) [1]
Net increase from payment by affiliates	—	109,852 [2]
Net change in unrealized appreciation (depreciation)	23,523,209	(25,469,544)
Net increase (decrease) in net assets resulting from operations	30,261,869	(14,789,464)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,714,404)	(11,973,762)
Class C	(186,918)	(358,007)
Institutional Class	(2,088,849)	(3,770,261)
	(7,990,171)	(16,102,030)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	10,615,770	53,417,850
Class C	645,554	2,436,791
Institutional Class	18,636,843	46,793,296

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,217,164	10,956,670
Class C	181,759	351,302
Institutional Class	2,005,633	3,627,441
	37,302,723	117,583,350

	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(36,030,506)	$(74,958,809)
Class C	(1,365,125)	(1,635,139)
Institutional Class	(15,517,993)	(35,226,792)
	(52,913,624)	(111,820,740)
Increase (decrease) in net assets derived from capital share transactions	(15,610,901)	5,762,610
Net Increase (Decrease) in Net Assets	6,660,797	(25,128,884)

Net Assets:
Beginning of period	392,947,119	418,076,003
End of period	$399,607,916	$392,947,119
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura Tax-Free California Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the six months ended February 28, 2026 and year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.46	$11.33	$10.68	$10.97	$12.64	$12.18

0.22	0.41	0.41	0.39	0.35	0.37
0.55	(0.88)	0.64	(0.30)	(1.65)	0.46
—	—[3]	—	—	—	—
0.77	(0.47)	1.05	0.09	(1.30)	0.83

(0.21)	(0.40)	(0.40)	(0.38)	(0.35)	(0.37)
—	—	—	—	(0.02)	—
(0.21)	(0.40)	(0.40)	(0.38)	(0.37)	(0.37)
$11.02	$10.46	$11.33	$10.68	$10.97	$12.64
7.44%	(4.23%)[3]	9.98%	0.87%	(10.48%)	6.88%

$90,143	$85,730	$88,231	$69,093	$71,308	$86,059
0.81%[5]	0.81%[5]	0.80%	0.81%	0.82%	0.86%
0.97%[5]	0.99%[5]	1.00%	1.00%	0.99%	1.06%
4.13%	3.76%	3.70%	3.62%	2.94%	2.95%
3.97%	3.58%	3.50%	3.43%	2.77%	2.75%
18%	46%	25%	22%	31%	14%

Financial highlights
Nomura Tax-Free California Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the six months ended February 28, 2026 and year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.48	$11.35	$10.71	$11.00	$12.66	$12.21

0.18	0.33	0.32	0.31	0.26	0.27
0.55	(0.88)	0.63	(0.30)	(1.64)	0.45
—	—[3]	—	—	—	—
0.73	(0.55)	0.95	0.01	(1.38)	0.72

(0.17)	(0.32)	(0.31)	(0.30)	(0.26)	(0.27)
—	—	—	—	(0.02)	—
(0.17)	(0.32)	(0.31)	(0.30)	(0.28)	(0.27)
$11.04	$10.48	$11.35	$10.71	$11.00	$12.66
7.03%	(4.93%)[3]	9.05%	0.12%	(11.05%)	5.99%

$1,529	$1,848	$2,573	$2,001	$2,479	$3,843
1.56%[5]	1.56%[5]	1.55%	1.56%	1.57%	1.61%
1.72%[5]	1.74%[5]	1.75%	1.75%	1.74%	1.81%
3.37%	2.99%	2.95%	2.87%	2.19%	2.20%
3.21%	2.81%	2.75%	2.68%	2.02%	2.00%
18%	46%	25%	22%	31%	14%

Financial highlights
Nomura Tax-Free California Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the six months ended February 28, 2026 and year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.46	$11.33	$10.69	$10.97	$12.64	$12.18

0.24	0.44	0.43	0.42	0.38	0.40
0.55	(0.88)	0.63	(0.29)	(1.65)	0.46
—	—[3]	—	—	—	—
0.79	(0.44)	1.06	0.13	(1.27)	0.86

(0.23)	(0.43)	(0.42)	(0.41)	(0.38)	(0.40)
—	—	—	—	(0.02)	—
(0.23)	(0.43)	(0.42)	(0.41)	(0.40)	(0.40)
$11.02	$10.46	$11.33	$10.69	$10.97	$12.64
7.57%	(3.99%)[3]	10.15%	1.22%	(10.26%)	7.14%

$197,414	$190,089	$196,405	$132,338	$79,900	$45,996
0.56%[5]	0.56%[5]	0.55%	0.56%	0.57%	0.61%
0.72%[5]	0.74%[5]	0.75%	0.75%	0.74%	0.81%
4.38%	4.01%	3.95%	3.87%	3.19%	3.20%
4.22%	3.83%	3.75%	3.68%	3.02%	3.00%
18%	46%	25%	22%	31%	14%

Financial highlights
Nomura Tax-Free Colorado Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.92	$10.51	$9.92	$10.30	$11.70	$11.36

0.19	0.36	0.37	0.35	0.30	0.29
0.53	(0.59)	0.58	(0.39)	(1.40)	0.34
—	—[3]	—	—	—	—
0.72	(0.23)	0.95	(0.04)	(1.10)	0.63

(0.19)	(0.36)	(0.36)	(0.34)	(0.30)	(0.29)
(0.19)	(0.36)	(0.36)	(0.34)	(0.30)	(0.29)
$10.45	$9.92	$10.51	$9.92	$10.30	$11.70
7.26%	(2.21%)[3]	9.77%	(0.39%)	(9.49%)	5.64%

$134,033	$127,979	$126,556	$127,477	$142,904	$164,258
0.83%[5]	0.84%[5,6]	0.82%[6]	0.82%[6]	0.82%[6]	0.83%[6]
0.98%[5]	1.00%[5,6]	0.98%[6]	0.98%[6]	0.96%[6]	0.96%[6]
3.72%	3.62%	3.62%	3.43%	2.76%	2.54%
3.57%	3.46%	3.46%	3.27%	2.62%	2.41%
4%	20%	16%	34%	24%	10%

Financial highlights
Nomura Tax-Free Colorado Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.94	$10.54	$9.94	$10.32	$11.73	$11.39

0.15	0.29	0.30	0.27	0.22	0.21
0.54	(0.60)	0.59	(0.39)	(1.41)	0.34
—	—[3]	—	—	—	—
0.69	(0.31)	0.89	(0.12)	(1.19)	0.55

(0.15)	(0.29)	(0.29)	(0.26)	(0.22)	(0.21)
(0.15)	(0.29)	(0.29)	(0.26)	(0.22)	(0.21)
$10.48	$9.94	$10.54	$9.94	$10.32	$11.73
6.96%	(3.02%)[3]	9.05%	(1.14%)	(10.22%)	4.85%

$2,370	$2,181	$2,236	$3,111	$4,845	$6,758
1.58%[5]	1.59%[5,6]	1.57%[6]	1.57%[6]	1.57%[6]	1.58%[6]
1.73%[5]	1.75%[5,6]	1.73%[6]	1.73%[6]	1.71%[6]	1.71%[6]
2.97%	2.86%	2.87%	2.68%	2.01%	1.79%
2.82%	2.70%	2.71%	2.52%	1.87%	1.66%
4%	20%	16%	34%	24%	10%

Financial highlights
Nomura Tax-Free Colorado Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.92	$10.51	$9.92	$10.30	$11.70	$11.36

0.20	0.39	0.40	0.37	0.33	0.32
0.53	(0.59)	0.58	(0.39)	(1.40)	0.34
—	—[3]	—	—	—	—
0.73	(0.20)	0.98	(0.02)	(1.07)	0.66

(0.20)	(0.39)	(0.39)	(0.36)	(0.33)	(0.32)
(0.20)	(0.39)	(0.39)	(0.36)	(0.33)	(0.32)
$10.45	$9.92	$10.51	$9.92	$10.30	$11.70
7.39%	(1.97%)[3]	10.05%	(0.14%)	(9.27%)	5.91%

$115,365	$103,958	$95,146	$82,209	$82,431	$76,092
0.58%[5]	0.59%[5,6]	0.57%[6]	0.57%[6]	0.57%[6]	0.58%[6]
0.73%[5]	0.75%[5,6]	0.73%[6]	0.73%[6]	0.71%[6]	0.71%[6]
3.97%	3.87%	3.87%	3.68%	3.01%	2.79%
3.82%	3.71%	3.71%	3.52%	2.87%	2.66%
4%	20%	16%	34%	24%	10%

Financial highlights
Nomura Tax-Free Idaho Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.98	$10.62	$10.06	$10.44	$11.91	$11.52

0.18	0.36	0.36	0.34	0.30	0.30
0.58	(0.65)	0.55	(0.39)	(1.47)	0.39
—	—[3]	—	—	—	—
0.76	(0.29)	0.91	(0.05)	(1.17)	0.69

(0.18)	(0.35)	(0.35)	(0.33)	(0.30)	(0.30)
(0.18)	(0.35)	(0.35)	(0.33)	(0.30)	(0.30)
$10.56	$9.98	$10.62	$10.06	$10.44	$11.91
7.64%	(2.83%)[3]	9.19%	(0.51%)	(10.00%)	6.03%

$72,459	$72,721	$65,895	$64,691	$67,247	$71,345
0.87%[5]	0.88%[5,6]	0.86%[6]	0.86%[6]	0.86%[6]	0.86%[6]
1.04%[5]	1.08%[5,6]	1.03%[6]	1.03%[6]	1.01%[6]	1.01%[6]
3.57%	3.44%	3.45%	3.27%	2.62%	2.53%
3.40%	3.24%	3.28%	3.10%	2.47%	2.38%
4%	16%	14%	25%	38%	17%

Financial highlights
Nomura Tax-Free Idaho Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.98	$10.62	$10.06	$10.44	$11.90	$11.51

0.14	0.28	0.28	0.26	0.21	0.21
0.58	(0.65)	0.55	(0.39)	(1.46)	0.39
—	—[3]	—	—	—	—
0.72	(0.37)	0.83	(0.13)	(1.25)	0.60

(0.14)	(0.27)	(0.27)	(0.25)	(0.21)	(0.21)
(0.14)	(0.27)	(0.27)	(0.25)	(0.21)	(0.21)
$10.56	$9.98	$10.62	$10.06	$10.44	$11.90
7.25%	(3.56%)[3]	8.38%	(1.26%)	(10.59%)	5.24%

$3,592	$3,656	$4,556	$4,532	$4,997	$6,453
1.62%[5]	1.63%[5,6]	1.61%[6]	1.61%[6]	1.61%[6]	1.61%[6]
1.79%[5]	1.83%[5,6]	1.78%[6]	1.78%[6]	1.76%[6]	1.76%[6]
2.82%	2.68%	2.70%	2.52%	1.87%	1.78%
2.65%	2.48%	2.53%	2.35%	1.72%	1.63%
4%	16%	14%	25%	38%	17%

Financial highlights
Nomura Tax-Free Idaho Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.99	$10.62	$10.07	$10.44	$11.91	$11.52

0.19	0.38	0.38	0.36	0.32	0.33
0.58	(0.64)	0.54	(0.38)	(1.47)	0.39
—	—[3]	—	—	—	—
0.77	(0.26)	0.92	(0.02)	(1.15)	0.72

(0.19)	(0.37)	(0.37)	(0.35)	(0.32)	(0.33)
(0.19)	(0.37)	(0.37)	(0.35)	(0.32)	(0.33)
$10.57	$9.99	$10.62	$10.07	$10.44	$11.91
7.77%	(2.49%)[3]	9.35%	(0.17%)	(9.77%)	6.29%

$56,666	$50,504	$60,207	$51,205	$49,393	$51,125
0.62%[5]	0.63%[5,6]	0.61%[6]	0.61%[6]	0.61%[6]	0.61%[6]
0.79%[5]	0.83%[5,6]	0.78%[6]	0.78%[6]	0.76%[6]	0.76%[6]
3.82%	3.68%	3.70%	3.52%	2.87%	2.78%
3.65%	3.48%	3.53%	3.35%	2.72%	2.63%
4%	16%	14%	25%	38%	17%

Financial highlights
Nomura Tax-Free New York Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes litigation expenses of 0.01% for the six months ended February 28, 2026 and the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.97	$10.77	$10.23	$10.56	$12.06	$11.66

0.22	0.40	0.39	0.37	0.31	0.29
0.50	(0.81)	0.53	(0.34)	(1.50)	0.45
—	—[3]	—	—	—	—
0.72	(0.41)	0.92	0.03	(1.19)	0.74

(0.21)	(0.39)	(0.38)	(0.36)	(0.31)	(0.29)
—	—	—	—	—[4]	(0.05)
(0.21)	(0.39)	(0.38)	(0.36)	(0.31)	(0.34)
$10.48	$9.97	$10.77	$10.23	$10.56	$12.06
7.22%	(3.93%)[3]	9.14%	0.29%	(9.96%)	6.46%

$154,324	$156,624	$163,180	$130,791	$130,721	$161,593
0.81%[6]	0.81%[6]	0.80%	0.80%	0.80%	0.83%
0.98%[6]	0.98%[6]	0.97%	0.98%	0.97%	1.01%
4.16%	3.83%	3.71%	3.56%	2.78%	2.47%
3.99%	3.66%	3.54%	3.38%	2.61%	2.29%
4%	46%	21%	24%	30%	13%

Financial highlights
Nomura Tax-Free New York Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes litigation expenses of 0.01% for the six months ended February 28, 2026 and the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.94	$10.75	$10.21	$10.53	$12.03	$11.63

0.18	0.32	0.31	0.29	0.23	0.21
0.51	(0.82)	0.53	(0.33)	(1.50)	0.45
—	—[3]	—	—	—	—
0.69	(0.50)	0.84	(0.04)	(1.27)	0.66

(0.17)	(0.31)	(0.30)	(0.28)	(0.23)	(0.21)
—	—	—	—	—[4]	(0.05)
(0.17)	(0.31)	(0.30)	(0.28)	(0.23)	(0.26)
$10.46	$9.94	$10.75	$10.21	$10.53	$12.03
6.94%	(4.76%)[3]	8.34%	(0.37%)	(10.66%)	5.68%

$3,670	$3,986	$4,613	$2,757	$3,818	$4,720
1.56%[6]	1.56%[6]	1.55%	1.55%	1.55%	1.58%
1.73%[6]	1.73%[6]	1.72%	1.73%	1.72%	1.76%
3.41%	3.07%	2.96%	2.81%	2.02%	1.72%
3.24%	2.90%	2.79%	2.63%	1.85%	1.54%
4%	46%	21%	24%	30%	13%

Financial highlights
Nomura Tax-Free New York Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Includes litigation expenses of 0.01% for the six months ended February 28, 2026 and the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.96	$10.77	$10.22	$10.55	$12.06	$11.66

0.23	0.42	0.41	0.39	0.34	0.32
0.50	(0.82)	0.54	(0.34)	(1.51)	0.45
—	—[3]	—	—	—	—
0.73	(0.40)	0.95	0.05	(1.17)	0.77

(0.22)	(0.41)	(0.40)	(0.38)	(0.34)	(0.32)
—	—	—	—	—[4]	(0.05)
(0.22)	(0.41)	(0.40)	(0.38)	(0.34)	(0.37)
$10.47	$9.96	$10.77	$10.22	$10.55	$12.06
7.36%	(3.78%)[3]	9.52%	0.54%	(9.82%)	6.73%

$86,195	$89,470	$96,684	$67,698	$64,447	$50,997
0.56%[6]	0.56%[6]	0.55%	0.55%	0.55%	0.58%
0.73%[6]	0.73%[6]	0.72%	0.73%	0.72%	0.76%
4.41%	4.08%	3.96%	3.81%	3.03%	2.72%
4.24%	3.91%	3.79%	3.63%	2.86%	2.54%
4%	46%	21%	24%	30%	13%

Financial highlights
Nomura Tax-Free Pennsylvania Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$6.91	$7.44	$7.06	$7.31	$8.34	$8.06

0.14	0.28	0.28	0.27	0.22	0.23
0.40	(0.53)	0.38	(0.25)	(1.00)	0.32
—	—[3]	—	—	—	—
0.54	(0.25)	0.66	0.02	(0.78)	0.55

(0.14)	(0.28)	(0.28)	(0.27)	(0.22)	(0.23)
—	—	—	—	(0.03)	(0.04)
(0.14)	(0.28)	(0.28)	(0.27)	(0.25)	(0.27)
$7.31	$6.91	$7.44	$7.06	$7.31	$8.34
7.90%	(3.48%)[3]	9.61%	0.29%	(9.59%)	7.04%

$285,520	$289,415	$323,008	$307,781	$338,811	$384,915
0.83%	0.84%[5]	0.83%	0.84%	0.84%	0.83%
0.95%	0.96%[5]	0.93%	0.95%	0.94%	0.92%
4.00%	3.86%	3.91%	3.75%	2.75%	2.86%
3.88%	3.74%	3.81%	3.64%	2.65%	2.77%
5%	30%	16%	35%	47%	32%

Financial highlights
Nomura Tax-Free Pennsylvania Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$6.91	$7.44	$7.07	$7.31	$8.34	$8.06

0.12	0.22	0.23	0.21	0.16	0.17
0.40	(0.53)	0.37	(0.24)	(1.00)	0.32
—	—[3]	—	—	—	—
0.52	(0.31)	0.60	(0.03)	(0.84)	0.49

(0.12)	(0.22)	(0.23)	(0.21)	(0.16)	(0.17)
—	—	—	—	(0.03)	(0.04)
(0.12)	(0.22)	(0.23)	(0.21)	(0.19)	(0.21)
$7.31	$6.91	$7.44	$7.07	$7.31	$8.34
7.50%	(4.20%)[3]	8.64%	(0.33%)	(10.27%)	6.24%

$11,450	$11,346	$11,056	$8,854	$10,540	$14,040
1.58%	1.59%[5]	1.58%	1.59%	1.59%	1.59%
1.70%	1.71%[5]	1.68%	1.70%	1.69%	1.68%
3.24%	3.12%	3.16%	3.00%	1.99%	2.10%
3.12%	3.00%	3.06%	2.89%	1.89%	2.01%
5%	30%	16%	35%	47%	32%

Financial highlights
Nomura Tax-Free Pennsylvania Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$6.91	$7.44	$7.06	$7.31	$8.33	$8.05

0.15	0.30	0.30	0.29	0.24	0.25
0.40	(0.53)	0.38	(0.25)	(0.99)	0.32
—	—[3]	—	—	—	—
0.55	(0.23)	0.68	0.04	(0.75)	0.57

(0.15)	(0.30)	(0.30)	(0.29)	(0.24)	(0.25)
—	—	—	—	(0.03)	(0.04)
(0.15)	(0.30)	(0.30)	(0.29)	(0.27)	(0.29)
$7.31	$6.91	$7.44	$7.06	$7.31	$8.33
8.03%	(3.24%)[3]	9.88%	0.53%	(9.26%)	7.31%

$102,638	$92,186	$84,012	$63,482	$72,330	$72,333
0.58%	0.59%[5]	0.58%	0.59%	0.59%	0.59%
0.70%	0.71%[5]	0.68%	0.70%	0.69%	0.68%
4.25%	4.12%	4.16%	4.00%	2.99%	3.10%
4.13%	4.00%	4.06%	3.89%	2.89%	3.01%
5%	30%	16%	35%	47%	32%

Notes to financial statements
Nomura Funds state tax-free funds	February 28, 2026 (Unaudited)
Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Nomura Minnesota High-Yield Municipal Bond Fund (formerly, Macquarie Minnesota High-Yield Municipal Bond Fund through November 30, 2025), Nomura National High-Yield Municipal Bond Fund (formerly, Macquarie National High-Yield Municipal Bond Fund through November 30, 2025), Nomura Tax-Free California Fund (formerly, Macquarie Tax-Free California Fund through November 30, 2025), Nomura Tax-Free Idaho Fund (formerly, Macquarie Tax-Free Idaho Fund through November 30, 2025), and Nomura Tax-Free New York Fund (formerly, Macquarie Tax-Free New York Fund through November 30, 2025). Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Nomura Tax-Free Colorado Fund (formerly, Macquarie Tax-Free Colorado Fund through November 30, 2025). Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Nomura Tax-Free Pennsylvania Fund (formerly, Macquarie Tax-Free Pennsylvania Fund through November 30, 2025). Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Nomura Tax-Free California Fund, Nomura Tax-Free Colorado Fund, Nomura Tax-Free Idaho Fund, Nomura Tax-Free New York Fund, and Nomura Tax-Free Pennsylvania Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Nomura Tax-Free California Fund, Nomura Tax-Free Colorado Fund, Nomura Tax-Free Idaho Fund, Nomura Tax-Free New York Fund or Nomura Tax-Free Pennsylvania Fund you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or

ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2026, and for all open tax years (years ended August 31, 2022–August 31, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended February 28, 2026, the Funds did not incur any interest or tax penalties.

Notes to financial statements
Nomura Funds state tax-free funds
1. Significant Accounting Policies (continued)
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Each Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2026, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Nomura Tax-Free California Fund	$1,803
Nomura Tax-Free Colorado Fund	1,282
Nomura Tax-Free Idaho Fund	778
Nomura Tax-Free New York Fund	1,631
Nomura Tax-Free Pennsylvania Fund	2,295
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2026, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Nomura Tax-Free California Fund	$69
Nomura Tax-Free Colorado Fund	68
Nomura Tax-Free Idaho Fund	16
Nomura Tax-Free New York Fund	211
Nomura Tax-Free Pennsylvania Fund	233

Notes to financial statements
Nomura Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Nomura Tax-Free California Fund	Nomura Tax-Free Colorado Fund	Nomura Tax-Free Idaho Fund	Nomura Tax-Free New York Fund	Nomura Tax-Free Pennsylvania Fund
On the first $500 million	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%
Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Nomura Tax-Free California Fund	0.55%
Nomura Tax-Free Colorado Fund	0.57%
Nomura Tax-Free Idaho Fund	0.61%
Nomura Tax-Free New York Fund	0.55%
Nomura Tax-Free Pennsylvania Fund	0.58%
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from September 1, 2025 through December 29, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Nomura Tax-Free California Fund	0.80%	1.55%	0.55%
Nomura Tax-Free Colorado Fund	0.82%	1.57%	0.57%
Nomura Tax-Free Idaho Fund	0.86%	1.61%	0.61%
Nomura Tax-Free New York Fund	0.80%	1.55%	0.55%
Nomura Tax-Free Pennsylvania Fund	0.83%	1.58%	0.58%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Tax-Free California Fund	$8,557
Nomura Tax-Free Colorado Fund	7,491
Nomura Tax-Free Idaho Fund	4,997
Nomura Tax-Free New York Fund	7,906
Nomura Tax-Free Pennsylvania Fund	11,182
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended February 28, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Tax-Free California Fund	$9,886
Nomura Tax-Free Colorado Fund	8,276

Notes to financial statements
Nomura Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Fund	Fees
Nomura Tax-Free Idaho Fund	$4,509
Nomura Tax-Free New York Fund	8,903
Nomura Tax-Free Pennsylvania Fund	13,852
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Nomura Tax-Free Pennsylvania Fund). Nomura Tax-Free Pennsylvania Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2026, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Nomura Tax-Free California Fund	$2,652
Nomura Tax-Free Colorado Fund	2,139
Nomura Tax-Free Idaho Fund	1,221
Nomura Tax-Free New York Fund	2,448
Nomura Tax-Free Pennsylvania Fund	3,640
For the six months ended February 28, 2026, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Nomura Tax-Free California Fund	$952
Nomura Tax-Free Colorado Fund	1,070

Fund	Class A
Nomura Tax-Free Idaho Fund	$2,357
Nomura Tax-Free New York Fund	1,128
Nomura Tax-Free Pennsylvania Fund	3,207
For the six months ended February 28, 2026, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Nomura Tax-Free California Fund	$964	$—
Nomura Tax-Free Colorado Fund	535	56
Nomura Tax-Free Idaho Fund	12,630	114
Nomura Tax-Free New York Fund	32,565	—
Nomura Tax-Free Pennsylvania Fund	3,744	2,570
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
During the year ended August 31, 2025, DMC reimbursed each Fund the following amounts in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
Fund	Payment by affiliates
Nomura Tax-Free California Fund	$31,481
Nomura Tax-Free Colorado Fund	9,849
Nomura Tax-Free Idaho Fund	14,983
Nomura Tax-Free New York Fund	17,190
Nomura Tax-Free Pennsylvania Fund	109,852
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of each Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on October 16, 2025 for Nomura Tax-Free Pennsylvania Fund, October 23, 2025 for Nomura Tax-Free California Fund, Nomura Tax-Free Colorado Fund, Nomura Tax-Free Idaho Fund, and October 31, 2025 for Nomura Tax-Free New York Fund, Fund shareholders approved a new investment advisory agreement for each Fund. On the Closing Date, the new investment

Notes to financial statements
Nomura Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
advisory agreement, any applicable sub-advisory agreement, and each Fund's name changes reflected below went effective.
Fund Name Prior to December 1, 2025	Fund Name Effective December 1, 2025
Macquarie Tax-Free California Fund	Nomura Tax-Free California Fund
Macquarie Tax-Free Colorado Fund	Nomura Tax-Free Colorado Fund
Macquarie Tax-Free Idaho Fund	Nomura Tax-Free Idaho Fund
Macquarie Tax-Free New York Fund	Nomura Tax-Free New York Fund
Macquarie Tax-Free Pennsylvania Fund	Nomura Tax-Free Pennsylvania Fund
3. Investments
For the six months ended February 28, 2026, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Nomura Tax-Free California Fund	$48,821,874	$54,908,354
Nomura Tax-Free Colorado Fund	17,409,043	9,027,757
Nomura Tax-Free Idaho Fund	5,499,730	10,799,629
Nomura Tax-Free New York Fund	9,976,775	33,095,668
Nomura Tax-Free Pennsylvania Fund	20,466,628	37,414,612
At February 28, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Nomura Tax-Free California Fund	$282,932,506	$10,538,208	$(8,651,061)	$1,887,147
Nomura Tax-Free Colorado Fund	250,329,394	7,502,324	(8,532,626)	(1,030,302)
Nomura Tax-Free Idaho Fund	134,769,566	3,829,646	(7,118,141)	(3,288,495)
Nomura Tax-Free New York Fund	240,199,572	8,290,827	(7,110,801)	1,180,026
Nomura Tax-Free Pennsylvania Fund	390,750,620	16,038,881	(13,751,490)	2,287,391

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2025, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura Tax-Free California Fund	$ 4,440,438	$7,430,311	$ 11,870,749 *
Nomura Tax-Free Colorado Fund	5,430,981	6,280,110	11,711,091
Nomura Tax-Free Idaho Fund	4,674,528	4,552,522	9,227,050
Nomura Tax-Free New York Fund	3,901,468	7,898,136	11,799,604 *
Nomura Tax-Free Pennsylvania Fund	9,024,506	13,052,603	22,077,109
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap

Notes to financial statements
Nomura Funds state tax-free funds
3. Investments (continued)
contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2026:
	Nomura Tax-Free California Fund
	Level 2	Level 3	Total
Securities
Assets:
Municipal Bonds	$281,482,903	$—	$281,482,903
Warrants	—	36,750	36,750
Short-Term Investments	3,300,000	—	3,300,000
Total Value of Securities	$284,782,903	$36,750	$284,819,653
Nomura Tax-Free Colorado Fund
Level 2
Securities
Assets:
Municipal Bonds	$245,299,092
Short-Term Investments	4,000,000
Total Value of Securities	$249,299,092

Nomura Tax-Free Idaho Fund
Level 2
Securities
Assets:
Municipal Bonds	$127,281,071
Short-Term Investments	4,200,000
Total Value of Securities	$131,481,071
Nomura Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$237,179,598
Short-Term Investments	4,200,000
Total Value of Securities	$241,379,598
Nomura Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$393,038,011
During the six months ended February 28, 2026, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Nomura Tax-Free California Fund's net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Nomura Tax-Free California Fund's net assets at the end of the period. As of February 28, 2026, Nomura Tax-Free Colorado Fund, Nomura Tax-Free Idaho Fund, Nomura Tax-Free New York Fund, and Nomura Tax-Free Pennsylvania Fund had no Level 3 investments.

Notes to financial statements
Nomura Funds state tax-free funds
4. Capital Shares
Transactions in capital shares were as follows:
	Nomura Tax-Free California Fund		Nomura Tax-Free Colorado Fund		Nomura Tax-Free Idaho Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/26	8/31/25	2/28/26	8/31/25	2/28/26	8/31/25
Shares sold:
Class A	1,409,801	1,918,447	731,342	2,094,852	525,756	2,439,633
Class C	19,107	27,265	26,745	51,776	15,301	38,274
Institutional Class	4,266,624	7,534,778	1,785,636	4,778,789	1,031,555	1,726,474

Shares issued upon reinvestment of dividends and distributions:
Class A	146,711	289,407	209,093	403,574	116,432	221,787
Class C	2,290	5,516	3,257	5,801	4,817	10,439
Institutional Class	325,701	651,571	189,851	362,482	81,529	183,357
	6,170,234	10,426,984	2,945,924	7,697,274	1,775,390	4,619,964

Shares redeemed:
Class A	(1,572,724)	(1,800,222)	(1,022,660)	(1,633,968)	(1,066,895)	(1,581,757)
Class C	(59,237)	(83,096)	(23,149)	(50,416)	(46,259)	(111,476)
Institutional Class	(4,851,081)	(7,350,470)	(1,421,665)	(3,710,622)	(807,655)	(2,519,738)
	(6,483,042)	(9,233,788)	(2,467,474)	(5,395,006)	(1,920,809)	(4,212,971)
Net increase (decrease)	(312,808)	1,193,196	478,450	2,302,268	(145,419)	406,993

	Nomura Tax-Free New York Fund		Nomura Tax-Free Pennsylvania Fund
	Six months ended	Year ended	Six months ended	Year ended
	2/28/26	8/31/25	2/28/26	8/31/25
Shares sold:
Class A	1,070,581	4,029,284	1,474,583	7,410,908
Class C	40,357	104,139	89,435	333,828
Institutional Class	1,273,292	4,332,386	2,588,681	6,513,516

Shares issued upon reinvestment of dividends and distributions:
Class A	269,774	539,435	723,135	1,523,667
Class C	5,805	12,871	25,180	48,913
Institutional Class	153,239	329,749	278,077	505,698
	2,813,048	9,347,864	5,179,091	16,336,530

Shares redeemed:
Class A	(2,332,139)	(3,999,495)	(5,008,593)	(10,476,622)
Class C	(96,077)	(145,254)	(189,720)	(227,327)
Institutional Class	(2,180,723)	(4,658,791)	(2,162,356)	(4,972,392)
	(4,608,939)	(8,803,540)	(7,360,669)	(15,676,341)
Net increase (decrease)	(1,795,891)	544,324	(2,181,578)	660,189
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2026 and the year ended August 31, 2025, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Nomura Tax-Free California Fund
Six months ended
2/28/26	—	18,402	—	18,464	—	$202,183
Year ended
8/31/25	—	—	22,994	22,994	—	243,044

Nomura Tax-Free Colorado Fund
Six months ended
2/28/26	71,684	—	—	—	71,684	735,844
Year ended
8/31/25	33,999	—	4,028	4,028	33,999	394,904

Notes to financial statements
Nomura Funds state tax-free funds
4. Capital Shares (continued)
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Nomura Tax-Free Idaho Fund*
Year ended
8/31/25	—	—	16,183	16,187	—	$161,404

Nomura Tax-Free New York Fund
Six months ended
2/28/26	34,235	—	—	—	34,268	354,675
Year ended
8/31/25	518	86	—	86	518	6,434

Nomura Tax-Free Pennsylvania Fund
Six months ended
2/28/26	8,108	11,493	—	769	18,873	141,825
Year ended
8/31/25	49,534	3,384	—	3,389	49,598	375,413
*Nomura Tax-Free Idaho Fund did not have any exchange transactions for the six months ended February 28, 2026.
5. Line of Credit
Each Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
Each Fund had no amounts outstanding as of February 28, 2026, or at any time during the period then ended.
6. Securities Lending
Each Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements
Nomura Funds state tax-free funds
6. Securities Lending (continued)
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended February 28, 2026, each Fund had no securities out on loan.
7. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds'
limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds' 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

Notes to financial statements
Nomura Funds state tax-free funds
8. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
Each Fund adopted FASB Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of February 28, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction if material. Because each Fund does not pay a material amount of income taxes, there was not a significant impact to the income tax disclosures.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to February 28, 2026, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Nomura Funds state tax-free funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting, shareholders of each Fund approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Fund	Special Shareholder Meeting Date	For	Against	Abstain
Nomura Tax-Free California Fund	10/23/25	12,369,504	618,677	1,143,023
Nomura Tax-Free Colorado Fund	10/23/25	11,114,752	189,243	1,576,904
Nomura Tax-Free Idaho Fund	10/23/25	6,216,658	210,061	809,341
Nomura Tax-Free New York Fund	10/31/25	10,969,296	450,550	1,940,706
Nomura Tax-Free Pennsylvania Fund	10/16/25	28,127,325	532,910	1,684,890
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory

Other Fund information (Unaudited)
Nomura Funds state tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.

At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days

Other Fund information (Unaudited)
Nomura Funds state tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and

Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate

Other Fund information (Unaudited)
Nomura Funds state tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a

Other Fund information (Unaudited)
Nomura Funds state tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5345348)
SA-WEST-0426
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds II

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 29, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 29, 2026